Cover	Jul. 28, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 28, 2021
Entity Registrant Name	ZOVIO INC
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34272
Entity Tax Identification Number	59-3551629
Entity Address, Address Line One	1811 E. Northrop Blvd
Entity Address, City or Town	Chandler
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85286
City Area Code	(858)
Local Phone Number	668-2586
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	ZVO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001305323
Amendment Flag	false